Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Convertible Preferred Stock
Schedule of preferred stock series, including the liquidation preference

			Original	Liquidation
	Designated	Outstanding	Issue Price	Multiple on	Liquidation
Preferred Stock Series	Shares	Shares	(“OIP”)	OIP	Preference
Series 2	17,391,304,345	10,932,485,432	$0.00069	2X	$15,086,830
Series 2-A	17,391,304,345	3,026,640,546	$0.00069	2X	$4,176,764
Series 2-B	6,027,707,347	6,027,707,347	$0.00049	2X	$5,907,153
Series 2-C	4,059,267,542	4,059,267,542	$0.00049	4X	$7,956,164
Series 1	820,703,632	710,802,353	$0.02168	1.5X	$23,115,293
Series 1-A	3,396,504,542	3,257,660,800	$0.00826	1.5X	$40,362,417

			Original	Liquidation
	Designated	Outstanding	Issue Price	Multiple on	Liquidation
Preferred Stock Series	Shares	Shares	(“OIP”)	OIP	Preference

Series 2	17,391,304,345	10,932,485,432	$0.00069	2X	$15,086,830
Series 2-A	17,391,304,345	3,026,640,546	$0.00069	2X	$4,176,764
Series 2-B	6,027,707,347	6,027,707,347	$0.00049	2X	$5,907,153
Series 2-C	4,059,267,542	4,059,267,542	$0.00049	4X	$7,956,164
Series 1	820,703,632	710,802,353	$0.02168	1.5X	$23,115,293
Series 1-A	3,396,504,542	3,257,660,800	$0.00826	1.5X	$40,362,417